Revenue - Summary of Contract Balances (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables (refer Note 9)	₨ 24,094	$ 257	₨ 24,268	₨ 21,856
Contract assets	3,815	41	2,832	₨ 1,716
Contract liabilities (refer Note 21)	₨ 1,639	$ 17	₨ 1,240